Stock Based Compensation Overview, Expense and Valuation Model (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock based compensation
Stock-based compensation expense	$ 21,466,000	$ 20,183,000	$ 18,044,000
Income tax benefit	(8,121,000)	(7,581,000)	(6,812,000)
Total stock-based compensation expense, net of income taxes	13,345,000	12,602,000	11,232,000
Unrecognized compensation cost for all stock-based compensation awards	24,600,000
Weighted average period for recognition of unrecognized compensation cost for all stock-based compensation awards	1 year 10 months
Tax benefit from exercise of stock options and other awards	3,600,000
System operations
Stock based compensation
Stock-based compensation expense	3,029,000	2,645,000	2,035,000
Selling, general and administrative expense
Stock based compensation
Stock-based compensation expense	18,437,000	17,538,000	16,009,000
2005 Long-Term Incentive Plan
Stock-based compensation, overview
Terms of Award	Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.
2005 Long-Term Incentive Plan | Stock Options
Stock based compensation
Stock-based compensation expense	8,471,000	9,549,000	7,179,000
2005 Long-Term Incentive Plan | Stock Options | Minimum
Stock-based compensation, overview
Stock options expiration date	Mar. 31, 2013
2005 Long-Term Incentive Plan | Stock Options | Maximum
Stock-based compensation, overview
Stock options expiration date	Oct. 15, 2022
2005 Long-Term Incentive Plan | Restricted Stock Units
Stock based compensation
Stock-based compensation expense	12,300,000	10,037,000	10,056,000
2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock based compensation
Stock-based compensation expense	240,000	12,000	165,000
Employee Stock Purchase Plan
Stock-based compensation, overview
Terms of Award	The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.
Stock based compensation
Stock-based compensation expense		255,000	314,000
Non-Employee Directors' Plan
Stock based compensation
Stock-based compensation expense	$ 455,000	$ 330,000	$ 330,000
Common Shares | 2005 Long-Term Incentive Plan | Stock Options
Stock-based compensation, overview
Terms of Award	Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee’s termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.
Black Scholes valuation model assumptions
Expected life	4 years 6 months	4 years 4 months
Dividend yield	0.00%	0.00%	0.00%
Common Shares | 2005 Long-Term Incentive Plan | Stock Options | Minimum
Black Scholes valuation model assumptions
Expected life			11 months
Expected annual volatility rate	40.70%	43.40%	26.90%
Risk-free interest rate	0.50%	0.70%	0.40%
Estimated annual forfeiture rate	0.00%	0.00%	0.00%
Common Shares | 2005 Long-Term Incentive Plan | Stock Options | Maximum
Stock based compensation
Shares reserved	5,662,000
Black Scholes valuation model assumptions
Expected life			8 years
Expected annual volatility rate	42.60%	44.80%	43.90%
Risk-free interest rate	0.90%	2.00%	3.10%
Estimated annual forfeiture rate	9.10%	7.80%	8.40%
Common Shares | 2005 Long-Term Incentive Plan | Restricted Stock Units
Stock-based compensation, overview
Terms of Award	U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees. U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.
Common Shares | 2005 Long-Term Incentive Plan | Deferred Compensation Stock Units
Stock-based compensation, overview
Terms of Award	Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular’s matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.
Common Shares | Non-Employee Directors' Plan
Stock based compensation
Shares reserved	25,000